Reconciliation of cash and restricted cash to the consolidated balance sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Reconciliation Of Cash And Restricted Cash To The Consolidated Balance Sheets Abstract
Cash	$ 28,192,265	$ 13,654,445
Restricted cash	1,876,423	1,878,267
Restricted cash, non-current	6,599,123	1,616,677
Cash and restricted	$ 36,667,811	$ 17,149,389	$ 44,386,823	$ 18,997,493